Document and Entity Information	Jan. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2021
Entity Registrant Name	OLD POINT FINANCIAL CORP
Entity Incorporation, State or Country Code	VA
Entity File Number	000-12896
Entity Tax Identification Number	54-1265373
Entity Address, Address Line One	1 WEST MELLEN ST
Entity Address, City or Town	HAMPTON
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23663
City Area Code	757
Local Phone Number	728-1876
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000740971
Title of 12(b) Security	Common Stock, $5.00 par value
Trading Symbol	OPOF
Security Exchange Name	NASDAQ